Prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	232,906	74,328	11,664
Interest income receivable	278	814	129
Prepayment for advertising expenses	1,514	1,714	269
Loan receivables	22,934	151,089	23,709
Value-added tax receivables	78,218	76,285	11,971
Receivables from employees	19,337	15,180	2,382
Others	23,517	17,623	2,764
Total	378,704	337,033	52,888

Receivable in relation to factoring business and loan receivable are recorded in connection with the Group’s account receivable factoring service and cash lending service.

The Group recognized a net provision for prepayments and other current assets of RMB124,581, RMB170,639 and RMB2,858 for the years ended December 31, 2019, 2020 and 2021, respectively.

For the year ended December 31, 2020, the Group provided a full provision for receivable in relation to factoring business from a third party with the amount of RMB101,641, as this third party did not made repayment according to the extended schedule and no settlement plans was reached for the outstanding balance. Based on the assessment of all currently available information, the Group considered there were no assurance as to whether the collection of the outstanding receivables are probable as of December 31, 2020.

6. Prepayments and other current assets - continued

The following table summarized the details of the Group’s provision for prepayments and other current assets:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	29,901	154,482	342,383	53,727
Cumulative effect of adoption of new accounting standard for expected credit losses	—	17,262	—	—
Addition	132,825	182,829	22,408	3,516
Reversal	(8,244)	(12,190)	(19,550)	(3,068)
Write-offs	—	—	(27,207)	(4,269)
Balance at the end of year	154,482	342,383	318,034	49,906